Capital Stock (Details 5)	12 Months Ended
	Aug. 31, 2019 $ / shares
Exercise price	$ 0.41
Number of options outstanding	7,352,000
Number of options exercisable	4,934,667
Remaining contractual life	7 years 1 month 13 days	[1]
Range 1 [Member]
Exercise price	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Remaining contractual life	8 years 4 months 2 days	[1]
Range 2 [Member]
Exercise price	$ 0.40
Number of options outstanding	3,720,000
Number of options exercisable	2,480,000
Remaining contractual life	7 years 28 days	[1]
Range 3 [Member]
Exercise price	$ 0.43
Number of options outstanding	3,532,000
Number of options exercisable	2,354,667
Remaining contractual life	7 years 1 month 13 days	[1]

[1]	Total represents weighted average.